Unaudited Selected Quarterly Data (Tables)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information [Table Text Block]

2019
In millions, except per share amounts	1st Qtr	2nd Qtr	3rd Qtr	4th Qtr
Sales	$8,189	$8,456	$8,475	$8,721
Operating income	936	946	951	1,136
Net earnings (loss)	863	861	933	(409)

Basic earnings (loss) per share	5.08	5.07	5.52	(2.43)
Diluted earnings (loss) per share(1)	5.06	5.06	5.49	(2.43)

Weighted-average common shares outstanding	170.0	169.7	169.1	168.4
Weighted-average diluted shares outstanding(1)	170.7	170.3	169.9	168.4

2018
In millions, except per share amounts	1st Qtr	2nd Qtr	3rd Qtr	4th Qtr
Sales	$6,735	$7,119	$8,085	$8,156
Operating income	848	817	1,172	943
Net earnings	840	789	1,244	356

Basic earnings per share	4.82	4.52	7.15	2.07
Diluted earnings per share	4.79	4.50	7.11	2.06

Weighted-average common shares outstanding	174.3	174.5	174.1	171.8
Weighted-average diluted shares outstanding	175.4	175.4	174.9	172.6